Note 9 - Loss Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Nonvested Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	87,650	89,400